Note 12 - Accrued Interest Payable and Other Liabilities - Components of Accrued Interest Payable and Other Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued interest payable	$ 917,000	$ 744,000
Accrued directors' benefits	1,470,000	1,346,000
Accrued salary and benefits expense	1,451,000	1,058,000
Other	1,288,000	1,692,000
Total	6,032,000	4,840,000
Accrued Interest Payable and Other Liabilities [Member]
Operating lease liabilities	$ 906,000